Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
NVIT DFA Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT DFA CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT DFA Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks primarily to provide growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.29%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund-of-funds” that aims to provide diversification across traditional asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds sponsored by Dimensional Fund Advisors LP (each, an “Underlying Fund” or collectively, “Underlying Funds”) and a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. The Underlying Funds may lend their portfolio securities to generate additional income. Many of the Underlying Funds also may use derivatives to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. These derivatives may include futures contracts and options on futures contracts for foreign and/or U.S. securities and indices. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., one or more Underlying Funds or the Nationwide Contract). However, many of the Underlying Funds in which the Fund invests are diversified.

		The Fund pursues its objective for growth of capital, but also income, by investing considerably in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including real estate companies and smaller companies), that the investment adviser believes offer opportunities for capital growth. Many of these companies may be considered to be “value” companies based on such factors as the company’s stock price relative to its book value, earnings and cash flow. Some international companies may be located in or tied economically to emerging market countries. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (which may include mortgage-backed and asset-backed securities) in order to seek to dampen overall portfolio volatility and generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Fund allocates approximately 47% of its net assets to U.S. stocks, approximately 33% to international stocks and approximately 15% to bonds through its investments in Underlying Funds, although these allocations are subject to change at the investment adviser’s discretion. The investment adviser generally sells shares of Underlying Funds in order to meet target allocations or shareholder redemption activity. The Fund is designed for investors who are interested in maximizing growth potential and willing to assume a higher level of risk to potentially achieve greater returns. These investors should have a long-term investment horizon and be able to withstand significant fluctuations in portfolio value.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate These changes may occur because of:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) by investing in the Nationwide Contract, the investment adviser could be subject to a potential conflict of interest because Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money.

Management risk – the Fund is subject to the risk that the methods and analyses employed by the Fund’s investment adviser, or by an Underlying Fund’s investment adviser, may not produce the desired results and, as a result, the Fund could lose value or underperform compared to its benchmark or other funds with similar objectives.

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market risk – the risk that one or more markets in which the Fund or an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates. The interest rate of fixed-rate securities is fixed at the time of purchase and does not fluctuate with general market conditions. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on changes on the specific measure.

Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Underlying Fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, an Underlying Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s or Underlying Fund’s value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Mortgage-backed and asset-backed securities risks – these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund or an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Real estate securities risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options held by an Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.

Securities lending risk – is the risk that the borrower may fail to return the loaned securities in a timely manner or not at all. The value of your investment may be affected if there is a delay in recovering the loaned securities, if the Fund does not recover the loaned securities, or if the value of the collateral, in the form of cash or securities, held by the Fund for the loaned securities, declines.

Limited portfolio holdings risk – because the Fund may hold large positions in an Underlying Fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.

		Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. As of the date of this Prospectus, the Fund changed its broad-based securities index from the Russell 3000® Index to the Morningstar Moderately Aggressive Target Risk Index in order to more accurately reflect the allocation between equity and fixed income securities held by the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 5.19% – 3rd qtr. of 2016 Lowest Quarter: -8.70% – 3rd qtr. of 2015
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of the date of this Prospectus, the Fund changed its broad-based securities index from the Russell 3000® Index to the Morningstar Moderately Aggressive Target Risk Index in order to more accurately reflect the allocation between equity and fixed income securities held by the Fund.
NVIT DFA Capital Appreciation Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.17%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	417
5 Years	rr_ExpenseExampleYear05	763
10 Years	rr_ExpenseExampleYear10	$ 1,741
2014	rr_AnnualReturn2014	3.13%
2015	rr_AnnualReturn2015	(3.16%)
2016	rr_AnnualReturn2016	11.39%
2017	rr_AnnualReturn2017	17.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.70%)
1 year	rr_AverageAnnualReturnYear01	17.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2013
NVIT DFA Capital Appreciation Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.17%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	370
5 Years	rr_ExpenseExampleYear05	684
10 Years	rr_ExpenseExampleYear10	$ 1,573
1 year	rr_AverageAnnualReturnYear01	17.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2013
NVIT DFA Capital Appreciation Fund | Morningstar® Moderately Aggressive Target Risk Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2013
NVIT DFA Capital Appreciation Fund | Russell 3000® Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	21.13%
Since Inception	rr_AverageAnnualReturnSinceInception	14.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2013

[1]	"Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.
[2]	Nationwide Variable Insurance Trust (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.24% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2019. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund's assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.